U.S. GOVERNMENT SECURITIES FUND

                                     Part B
                      Statement of Additional Information

                              November 1, 2003
                      (as amended March 1, 2004)


This document is not a prospectus but should be read in conjunction with the current prospectus of U.S. Government Securities Fund (the "fund or "GVT") dated November 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                        The American Funds Income Series
                        U.S. Government Securities Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        5
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        8
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       24
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       31
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       35
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       36
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Shareholder Account Services and Privileges . . . . . . . . . . . .       40
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       42
General Information . . . . . . . . . . . . . . . . . . . . . . . .       43
Class A Share Investment Results and Related Statistics . . . . . .       46
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       48
Financial Statements



                    U.S. Government Securities Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


..    The fund will invest substantially all of its assets (at least 80%) in securities guaranteed or sponsored by the U.S. government.
..    The fund will invest at least 65% of its assets in securities guaranteed by the U.S. government.
..    The fund may also invest in securities sponsored by the U.S. government but not guaranteed by the full faith and credit of the U.S. government; cash and cash equivalents; short-term debt; and other mortgage-related securities.

..    The fund will only purchase collateralized mortgage obligations or mortgage-backed bonds which are fully collateralized by securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and/or mortgages insured by Government National Mortgage Association.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


These securities will be rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages. Principal and interest payments made on the underlying asset pools backing these

                    U.S. Government Securities Fund - Page 2 obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


The fund will only purchase CMOs or mortgage-backed bonds which are fully collateralized by securities issued by Ginnie Mae, Fannie Mae or Freddie Mac and/or mortgages insured by Ginnie Mae.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to

                    U.S. Government Securities Fund - Page 3 sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.



The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled

                    U.S. Government Securities Fund - Page 4 rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made. The fund does not currently intend to engage in this investment practice over the next 12 months.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 82% and 95%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provided that the fund may not:

                    U.S. Government Securities Fund - Page 5

1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities") if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities;

3.   Invest in companies for the purpose of exercising control or management;

4. Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

6. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the fund would exceed 10% of the value of the fund's total assets;

7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

8. Make loans, except that the fund may purchase readily marketable debt securities and invest in repurchase agreements and make loans of portfolio securities. The fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets;

9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

                    U.S. Government Securities Fund - Page 6

13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest in interests in oil, gas, or other mineral exploration or development programs;

15. Invest more than 5% of its total assets in warrants which are unattached to securities;

16.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission. For purposes of Investment Restriction #6, the fund will not invest more than 15% of its net assets in illiquid securities.


NON-FUNDAMENTAL POLICY -- The following policy may be changed without shareholder approval.


The fund may not issue senior securities, except as permitted by the 1940 Act.


                    U.S. Government Securities Fund - Page 7

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

                                    YEAR FIRST                                       NUMBER OF BOARDS
                        POSITION     ELECTED                                          WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                        WITH THE    A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH             HELD
     NAME AND AGE         FUND    OF THE FUND/1/            PAST 5 YEARS              TRUSTEE SERVES             BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999        Corporate director and author;           14            Carnival Corporation
 Jr.                                               former U.S. Ambassador to
 Age: 69                                           Spain; former Vice Chairman,
                                                   Knight-Ridder, Inc.
                                                   (communications company);
                                                   former Chairman and Publisher,
                                                   The Miami Herald
                                                   ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1985        Private investor; former                 19            Ducommun Incorporated;
 Christie                                          President and CEO, The Mission                         IHOP Corporation;
 Age: 70                                           Group (non-utility holding                             Southwest Water Company;
                                                   company, subsidiary of                                 Valero L.P.
                                                   Southern California Edison
                                                   Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994        Chairman of the Board and CEO,           12            Allegheny Technologies;
 Age: 54                                           AnAerobics, Inc. (organic                              BF Goodrich;
                                                   waste management)                                      Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee       1989        Chairman of the Board and CEO,           16            None
 Age: 68                                           Senior Resource Group LLC
                                                   (development and management of
                                                   senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee       1994        President and CEO, Fuller                14            None
 Age: 57                                           Consulting (financial
                                                   management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1991        Chairman of the Board and CEO,           13            Sempra Energy;
 Age: 68                                           AECOM Technology Corporation                           Southwest Water Company
                                                   (engineering, consulting and
                                                   professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999        Principal, The Sanchez Family            12            None
 Age: 69                                           Corporation dba McDonald's
                                                   Restaurants (McDonald's
                                                   licensee)
-----------------------------------------------------------------------------------------------------------------------------------



                    U.S. Government Securities Fund - Page 8

                                                    PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST           PAST 5 YEARS AND
                                       ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A TRUSTEE        WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND              TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4//,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             Vice               1985        Senior Vice President and               12            None
 Goldstine            Chairman of                    Director, Capital Research
 Age: 73              the Board                      and Management Company
                      and Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman of        1985        Executive Vice President and            17            None
 Jr.                  the Board                      Director, Capital Research
 Age: 54              and Trustee                    and Management Company;
                                                     Director, American Funds
                                                     Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet         President          1993        Senior Vice President,                   2            None
 Age: 47              and Trustee                    Capital Research and
                                                     Management Company
-----------------------------------------------------------------------------------------------------------------------------------




                    U.S. Government Securities Fund - Page 9

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                             POSITION         YEAR FIRST ELECTED                   PAST 5 YEARS AND POSITIONS HELD
                             WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
    NAME AND AGE               FUND             OF THE FUND/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer        Vice President             1994         Vice President and Secretary, Capital Research and Management
 Age: 48                                                          Company; Secretary, American Funds Distributors, Inc.*; Director,
                                                                  Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams          Secretary                1985         Vice President - Fund Business Management Group, Capital Research
 Age: 55                                                          and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley          Treasurer                2002         Vice President - Fund Business Management Group, Capital Research
 Age: 35                                                          and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S.           Assistant Secretary           1994         Assistant Vice President - Fund Business Management Group,
 Verdick                                                          Capital Research and Management Company
 Age: 39
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman     Assistant Treasurer           2001         Vice President - Fund Business Management Group, Capital Research
 Age: 33                                                          and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




* Company affiliated with Capital Research and Management Company.
/1/ Trustees and officers of the fund serve until their resignation, removal or retirement.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
/4/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
/5/ All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                    U.S. Government Securities Fund - Page 10

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                 $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton                      None                   Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman              $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John H. Smet                $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------



/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2003

No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $3,000 to Trustees who are not affiliated with the investment adviser, plus $210 for each Board of Trustees meeting attended; $250 per Audit Committee meeting attended; $420 per Contracts Committee meeting attended; and $83 per Nominating Committee meeting attended. Certain of the fund's Trustees may also serve as Committee members for other American Funds whose Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.

                    U.S. Government Securities Fund - Page 11

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2003


                                                                                                      TOTAL COMPENSATION (INCLUDING
                                                                           AGGREGATE COMPENSATION  VOLUNTARILY DEFERRED COMPENSATION
                                                                          (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                                                                          DEFERRED COMPENSATION/1/)  CAPITAL RESEARCH AND MANAGEMENT
                                  NAME                                          FROM THE FUND           COMPANY OR ITS AFFILIATES/2/
----------------------------------------------------------------------------------------------------- ------------------------------
 Richard G. Capen, Jr.                                                             $4,557/3/                    $112,130/3/
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie                                                              4,585/3/                     249,555/3/
------------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel                                                                     4,843/3/                      59,120/3/
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton                                                                      5,281/3/                     221,640/3/
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                                  4,557/3/                     171,915/3/
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                  5,074                        143,140
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                   5,093                         64,640
------------------------------------------------------------------------------------------------------------------------------------



/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Trustees.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts;
    and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($11,702), H. Frederick Christie ($11,815), Diane C. Creel ($15,548), Martin Fenton, ($15,458) and Leonard R. Fuller ($23,410) Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of October 1, 2003, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 8, 1985. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through

                    U.S. Government Securities Fund - Page 12

CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's retirement plan statement of additional information.


The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2003:




                                                       OWNERSHIP PERCENTAGE
                  NAME AND ADDRESS
------------------------------------------------------------------------------
 Edward D Jones & Co                                       Class A    6.50%
 ATTN: Mutual Fund
 Shareholder Accounting
 201 Progress Pkwy
 Maryland Hts MO  63043-3009
------------------------------------------------------------------------------
 MLPF&S for the Sole Benefit of its Customers              Class C    9.82%
 ATTN Fund Administration
 4800 Deer Lake Dr E Fl 2
 Jacksonville FL  32246-6484
------------------------------------------------------------------------------
 VCSP/CollegeAmerica                                  Class 529-F     5.17%
 Lynne Walker Owner
 VA
------------------------------------------------------------------------------
 VCSP/CollegeAmerica                                  Class 529-F     5.06%
 Anne J Smith Owner
 WA
------------------------------------------------------------------------------
 VCSP/CollegeAmerica                                  Class 529-F     5.06%
 Alexander L Johnston Owner
 MN
------------------------------------------------------------------------------



                    U.S. Government Securities Fund - Page 13

COMMITTEES OF THE BOARD OF TRUSTEES

The fund has an Audit Committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Trustees. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.
 Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San

                    U.S. Government Securities Fund - Page 14

Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until May 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


In reviewing the quality of services provided to the fund, the Committee noted that during 2002, the fund's results were at median for its peer group and were at or above the median for the three-, five- and ten-year periods ended December 31, 2002. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund. In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees and its total expenses over various periods as a percentage of its average net assets were favorable in relation to its peer group.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive,

                    U.S. Government Securities Fund - Page 15 administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based on the following rates and daily net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000
------------------------------------------------------------------------------


The agreement also provides for fees based on monthly gross investment income at the following rates:


                        MONTHLY GROSS INVESTMENT INCOME

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------
            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.25                       3,333,333                  8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333
-----------------------------------------------------------------------------------


Assuming net assets of $3.0 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.31%, 0.33%, 0.35%, 0.37% and
0.39%, respectively.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the

                    U.S. Government Securities Fund - Page 16 fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended August 31, 2003, the investment adviser received $6,186,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $3,215,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $9,401,000. For the fiscal years ended 2002 and 2001, management fees paid by the fund amounted to $5,893,000 and $4,610,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F and 529 shares will continue in effect until May 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
 The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


During the 2003 fiscal period, administrative services fees were:

                                                                           ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------
                              CLASS C                                               $373,000
------------------------------------------------------------------------------------------------------------
                              CLASS F                                                 52,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-A                                               41,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-B                                               21,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-C                                               31,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-E                                                3,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-F                                                1,000
------------------------------------------------------------------------------------------------------------


                    U.S. Government Securities Fund - Page 17

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $2,959,000          $11,321,000
                                                  2002             1,895,000            7,284,000
                                                  2001               796,000            3,057,000
                 CLASS B                          2003             1,109,000            6,158,000
                                                  2002               777,000            4,292,000
                                                  2001               244,000            1,476,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003               155,000              584,000
                                                  2002                47,000              183,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                74,000              447,000
                                                  2002                17,000              131,000
-----------------------------------------------------------------------------------------------------


                    U.S. Government Securities Fund - Page 18

The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in

                    U.S. Government Securities Fund - Page 19 assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                  $8,014,000                 $1,554,000
------------------------------------------------------------------------------
        CLASS B                   2,883,000                    315,000
------------------------------------------------------------------------------
        CLASS C                   1,823,000                    259,000
------------------------------------------------------------------------------
        CLASS F                      69,000                     17,000
------------------------------------------------------------------------------
      CLASS 529-A                    19,000                      5,000
------------------------------------------------------------------------------
      CLASS 529-B                   105,000                     13,000
------------------------------------------------------------------------------
      CLASS 529-C                   162,000                     25,000
------------------------------------------------------------------------------
      CLASS 529-E                     8,000                      2,000
------------------------------------------------------------------------------
      CLASS 529-F                     1,000                        453
------------------------------------------------------------------------------




OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.



                    U.S. Government Securities Fund - Page 20

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount. The fund may pass through the income earned on certain U.S. government bonds free of various states' income taxes. However, a few states require the fund to hold more than 50% of its assets in these types of government bonds at the end of every fiscal quarter in order to qualify for the tax exemption. The fund does not currently intend to actively meet the 50% threshold in order to qualify for the tax exemption in those few states.

                    U.S. Government Securities Fund - Page 21

The following information may not apply to you if you hold fund shares in a non-taxable account, such as a retirement plan or education saving account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term

                    U.S. Government Securities Fund - Page 22 capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund after May 5, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 20% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a

                    U.S. Government Securities Fund - Page 23 redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------



                    U.S. Government Securities Fund - Page 24

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all American Funds, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be

                    U.S. Government Securities Fund - Page 25 reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.


                    U.S. Government Securities Fund - Page 26

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                    U.S. Government Securities Fund - Page 27

                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - INVESTMENTS OF $1 MILLION OR MORE ARE SOLD WITH NO INITIAL SALES CHARGE. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     .investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     .investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     .Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has

                    U.S. Government Securities Fund - Page 28

     100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales

                    U.S. Government Securities Fund - Page 29 agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



                    U.S. Government Securities Fund - Page 30

There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse (or equivalent if recognized under local law) and your children under age
21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

                    U.S. Government Securities Fund - Page 31

     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, all employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organizations) and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5.

                    U.S. Government Securities Fund - Page 32

     The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse (or equivalent if recognized under local law) and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family;

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

                    U.S. Government Securities Fund - Page 33

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation and reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that

                    U.S. Government Securities Fund - Page 34 continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will

                    U.S. Government Securities Fund - Page 35 be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the

                    U.S. Government Securities Fund - Page 36 last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to its oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

                    U.S. Government Securities Fund - Page 37

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -) Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -)   Requests must be signed by the registered shareholder(s).

     -)   A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     -) Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     -) You must include with your written request any shares you wish to sell that are in certificate form.

                    U.S. Government Securities Fund - Page 38

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     -)Redemptions by telephone, fax or the Internet (including American
          FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     -)Checks must be made payable to the registered shareholder(s).

     -)Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     -)You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     -)You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.

                    U.S. Government Securities Fund - Page 39

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into other American Funds at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                    U.S. Government Securities Fund - Page 40

EXCHANGE PRIVILEGE - You may only exchange shares into other American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. For more information, see "Telephone and Internet Purchases, Redemptions and Exchanges" below. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of Shares" above). THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

                    U.S. Government Securities Fund - Page 41

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of the American Funds under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.




                    U.S. Government Securities Fund - Page 42

                       EXECUTION OF PORTFOLIO TRANSACTIONS


The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.



Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $132,000, $108,000 and $162,000, respectively. The volume of securities subject to dealer concessions purchased by the fund increased during the 2003 fiscal year and decreased in the 2002 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions in fiscal year 2003 and a decrease in fiscal year 2002.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $3,210,000 for Class A shares and $380,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Trustees who are not

                    U.S. Government Securities Fund - Page 43 interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American

                    U.S. Government Securities Fund - Page 44

Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals contained in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

                    U.S. Government Securities Fund - Page 45

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent and those which act to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a historical knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). . . . . . . . .       $13.59
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . .  .  .  .  .        $14.12


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 2.55% based on a 30-day (or one month) period ended August 31, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a  = dividends and interest earned during the period.

             b  = expenses accrued for the period (net of reimbursements).

             c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d  = the maximum offering price per share on the last day of the period.

                    U.S. Government Securities Fund - Page 46

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended August 31, 2003 were -1.51%, 4.64% and 4.96%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended August 31, 2003 were 2.29%, 5.44% and 5.36%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales charge of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indexes will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other American Funds for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

                    U.S. Government Securities Fund - Page 47

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's).


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                    U.S. Government Securities Fund - Page 48

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS


AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                    U.S. Government Securities Fund - Page 49

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                    U.S. Government Securities Fund - Page 50

INVESTMENT PORTFOLIO
August 31, 2003

QUALITY BREAKDOWN                             Percent of
as of August 31, 2003                         net assets

U.S. government obligations*                   69.6%
Federal agencies                               28.1
Cash & equivalents                              2.3

*These securities are guaranteed by the full faith and credit of the United States government.

[begin pie chart]
U.S. Treasury notes & bonds                                     45.1%
Federal agency mortgage pass-throughs                           40.0%
Federal agency debentures                                        7.4%
Federal agency collateralized mortgage obligations               5.2%
Cash & equivalents                                               2.3%
[end pie chart]



                                                                                                     Principal               Market
                                                                                                        amount                value
BONDS & NOTES                                                                                             (000)                (000)

U.S. TREASURY NOTES & BONDS - 45.10%
 Principal Strip 0% August 2004                                                                        $26,550              $26,234
 6.00% August 2004 (1)                                                                                  24,000               25,073
 11.625% November 2004                                                                                   9,500               10,649
 5.75% November 2005 (1)                                                                               109,750              118,427
 9.375% February 2006                                                                                   43,100               50,468
 4.625% May 2006 (1)                                                                                   183,600              194,559
 6.875% May 2006 (1)                                                                                   111,250              124,374
 7.00% July 2006                                                                                         5,000                5,627
 3.50% November 2006 (1)                                                                                63,575               65,264
 3.945% January 2007  (2)                                                                               33,331               36,093
 6.25% February 2007 (1)                                                                                44,500               49,610
 4.375% May 2007 (1)                                                                                   106,900              112,446
 6.625% May 2007                                                                                        30,000               33,919
 3.25% August 2007                                                                                      41,780               42,146
 3.00% November 2007                                                                                    11,500               11,444
 4.155% January 2008  (2)                                                                               27,571               30,349
 5.625% May 2008                                                                                        19,000               20,873
 6.00% August 2009                                                                                      43,000               48,167
 5.75% August 2010                                                                                      63,535               70,256
 5.00% August 2011                                                                                      38,125               40,150
 Principal Strip 0% November 2011                                                                        5,285                3,671
 10.375% November 2012 (1)                                                                              31,000               39,690
 12.00% August 2013 (1)                                                                                 10,000               13,867
 8.875% August 2017 (1)                                                                                 31,500               43,790
 8.875% February 2019                                                                                    9,100               12,766
 8.125% August 2019                                                                                     24,175               31,971
 7.875% February 2021                                                                                   10,000               13,022
 6.875% August 2025                                                                                     16,910               20,198
 5.50% August 2028                                                                                       6,890                7,011
 5.25% February 2029                                                                                    65,025               64,019
 6.25% May 2030                                                                                          1,685                1,904
                                                                                                                          1,368,037

FEDERAL AGENCY MORTGAGE PASS-THROUGHS (3) - 40.05%
Government National Mortgage Association - 22.13%
 5.00% 2033                                                                                             89,420               86,682
 5.50% 2013 - 2033                                                                                     204,492              205,600
 6.00% 2008 - 2032                                                                                     133,742              138,565
 6.50% 2014 - 2032                                                                                     116,170              121,582
 7.00% 2008 - 2032                                                                                      66,020               70,104
 7.50% 2009 - 2032                                                                                      24,022               25,684
 8.00% 2022 - 2042                                                                                      12,503               13,820
 8.50% 2020 - 2023                                                                                         691                  752
 9.00% 2009 - 2021                                                                                       1,275                1,402
 9.50% 2009 - 2021                                                                                         301                  336
 10.00% 2019 - 2022                                                                                      6,035                6,972
Fannie Mae - 8.69%
 3.91% 2033 (4)                                                                                          9,022                8,910
 3.992% 2033 (4)                                                                                        10,000               10,240
 3.993% 2033 (4)                                                                                         3,396                3,341
 3.994% 2033 (4)                                                                                        10,952               10,783
 4.006% 2033 (4)                                                                                         5,019                5,005
 4.011% 2033 (4)                                                                                           969                  954
 4.066% 2033 (4)                                                                                         4,888                4,845
 4.225% 2033 (4)                                                                                        26,937               26,797
 5.00% 2018                                                                                             28,451               28,604
 5.50% 2016 - 2018                                                                                      38,604               39,514
 6.00% 2015 - 2017                                                                                      34,853               36,209
 6.35% 2005                                                                                              2,817                2,824
 6.50% 2016 - 2032                                                                                      49,514               51,858
 7.00% 2009 - 2032                                                                                      20,549               21,766
 7.50% 2029 - 2031                                                                                       6,250                6,676
 8.00% 2005 - 2023                                                                                         456                  495
 8.50% 2007 - 2027                                                                                         389                  418
 9.00% 2009                                                                                                 74                   80
 9.50% 2011 - 2026                                                                                       1,806                2,032
 12.00% 2019                                                                                             1,732                2,059
Freddie Mac - 7.34%
 4.08% 2033 (4)                                                                                         18,658               18,486
 4.50% 2018                                                                                             68,500               67,216
 5.00% 2018 - 2033                                                                                      10,000                9,848
 5.50% 2018 - 2033                                                                                      42,094               42,025
 6.00% 2014 - 2029                                                                                      45,390               46,753
 6.50% 2017                                                                                             14,775               15,513
 7.00% 2008 - 2017                                                                                       3,812                4,037
 7.20% 2006                                                                                             12,747               14,226
 7.50% 2029                                                                                              1,966                2,104
 8.00% 2012 - 2017                                                                                       1,006                1,087
 8.25% 2007                                                                                                 99                  104
 8.50% 2009 - 2021                                                                                       1,242                1,355
 8.75% 2008                                                                                                101                  108
 11.00% 2016                                                                                                17                   20
 12.00% 2015                                                                                                23                   27
Small Business Administration - 1.89%
 Series 2001-20K, 5.34% 2021                                                                             4,834                4,882
 Series 2001-20J, 5.76% 2021                                                                             2,305                2,368
 Series 2001-20F, 6.44% 2021                                                                            12,163               12,909
 Series 2001-20G, 6.625% 2021                                                                            3,718                3,977
 Series 2002-20J, 4.75% 2022                                                                             8,285                7,960
 Series 2002-20K, 5.08% 2022                                                                             4,583                4,496
 Series 2002-20C, 6.07% 2022                                                                             3,565                3,712
 Series 2002-20D, 6.41% 2022                                                                             4,777                5,052
 Series 2003-20B, 4.84% 2023                                                                            12,490               12,014
                                                                                                                          1,215,188

FEDERAL AGENCY DEBENTURES  -  7.37%
Freddie Mac -  2.72%
 4.25% 2005                                                                                              8,750                9,094
 7.00% 2005                                                                                              8,000                8,716
 5.125% 2008                                                                                             9,500               10,031
 5.75% 2009                                                                                             25,000               27,032
 5.75% 2009                                                                                              6,750                6,918
 4.50% 2013                                                                                             21,625               20,730
Federal Home Loan Bank Bonds -  1.89%
 5.125% 2003                                                                                             2,815                2,820
 3.75% 2007                                                                                             24,280               24,435
 5.75% 2008                                                                                              7,725                8,384
 5.80% 2008                                                                                             10,075               10,964
 4.50% 2012                                                                                             11,000               10,707
Fannie Mae -  1.34%
 6.00% 2005                                                                                              9,200                9,939
 7.125% 2005                                                                                            11,500               12,385
 4.75% 2007                                                                                              6,000                6,150
 6.25% 2029                                                                                              4,875                5,116
 7.25% 2030                                                                                              6,000                7,105
Tennessee Valley Authority - 0.79%
 Global Power Bonds, Series 1998-G, 5.375% 2008                                                         22,420               23,886
Sallie Mae - 0.34%
 4.75% 2004                                                                                             10,000               10,218
United States Government Guaranteed Ship Financing Obligations,
Rowan Companies, Inc. (Title XI) - 0.29%
 5.88% 2012 (3)                                                                                          8,182                8,888
                                                                                                                            223,518
FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (3) - 5.16%
Fannie Mae  -  3.61%
 Series 91-50, Class H, 7.75% 2006                                                                         274                  287
 Series 1997-M5, Class C, ACES, 6.74% 2007                                                               5,000                5,502
 Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                             2,500                2,730
 Series 2002-T11, Class A, 4.769% 2012                                                                   7,452                7,690
 Trust 35, Class 2, 12.00% 2018                                                                             75                   88
 Series 90-93, Class G, 5.50% 2020                                                                         314                  321
 Series 2002-W7, Class A-2, 4.80% 2022                                                                   7,625                7,868
 Series 1992-119, Class Z, 8.00% 2022                                                                    1,020                1,099
 Series 2001-4, Class NA, 11.759% 2025   (4)                                                            11,903               13,832
 Series 1997-M6, Class ZA, 6.85% 2026                                                                   15,066               16,279
 Series 2002-W1, Class 1A-1, 3.42% 2027                                                                    121                  121
 Series 2002-W3, Class A-5, 7.50% 2028                                                                   3,463                3,771
 Series 2002-W7, Class A-5, 7.50% 2029                                                                  10,696               11,649
 Series 2001-20, Class E, 9.597% 2031   (4)                                                                423                  465
 Series 2001-20, Class C, 11.83% 2031   (4)                                                              1,780                1,982
 Series 2003-M2, Class D, 4.68% 2033 (4)                                                                11,000                9,997
 Series 2003-W4, Class 1A-2, 3.063% 2038                                                                 5,500                5,431
 Series 1999-T2, Class A-1, 7.50% 2039                                                                   3,682                4,010
 Series 2003-W4, Class 1A-3, 3.991% 2040                                                                 3,000                2,882
 Series 2002-W3, Class A-2, 5.50% 2041                                                                   5,000                5,093
 Series 2002-W4, Class A-2, 5.10% 2042                                                                   4,650                4,704
 Series 2002-W1, Class 2-A, 7.50% 2042                                                                   3,505                3,817
Freddie Mac  -  1.40%
 Series H009, Class A-2, 1.876% 2008 (4)                                                                 9,000                8,956
 Series 2489, Class A, 5.50% 2013                                                                        1,644                1,670
 Series B, Class 3, 12.50% 2013                                                                            257                  256
 Series 2289-NA, 12.00% 2020   (4)                                                                       7,276                8,649
 Series T-041, Class 1A-2, 4.76% 2021                                                                    3,000                3,055
 Series 178, Class Z, 9.25% 2021                                                                           314                  314
 Series 2289, Class NB, 11.279% 2022   (4)                                                               1,518                1,673
 Series 1567, Class A, 1.525% 2023   (4)                                                                   252                  237
 Series T-041, Class 3-A, 7.50% 2032                                                                     2,858                3,114
 Series T-056, Class A-2A, 2.842% 2036                                                                   7,650                7,578
 Series T-042, Class A-2, 5.50% 2042                                                                     6,750                6,910
Government National Mortgage Association - 0.15%
 Series 2002-28, Class A, 4.776% 2018                                                                    4,415                4,622
                                                                                                                            156,652

COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED)  - 0.03%
Paine Webber CMO, Series O, Class 5, 9.50% 2019 (3) (5)                                                    717                  776


TOTAL BONDS & notes (cost: $2,943,660,000)                                                                                2,964,171





SHORT-TERM SECURITIES

U.S. TREASURIES  -  14.10%
0.86% due 9/4/2003                                                                                      75,700               75,693
0.91% due 9/11/2003                                                                                    109,650              109,623
1.015% due 9/25/2003                                                                                    52,300               52,270
0.80% due 10/2/2003                                                                                     48,300               48,263
0.885% due 10/16/2003                                                                                   16,000               15,982
0.915% due 10/23/2003                                                                                   46,000               45,941
0.92% due 10/30/2003                                                                                    20,000               19,970
0.94% due 11/6/2003                                                                                     22,300               22,262
0.935% due 11/13/2003                                                                                   37,900               37,827


TOTAL SHORT-TERM SECURITIES (cost: $427,817,000)                                                                            427,831


TOTAL INVESTMENT SECURITIES (cost: $3,371,477,000)                                                                        3,392,002
Other assets less liabilities                                                                                              (358,193)

NET ASSETS                                                                                                               $3,033,809

(1) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made. Therefore, the effective maturities
    are shorter than the stated maturities.
(4) Coupon rate may change periodically.
(5) Comprised of federal agency originated or guaranteed loans

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2003   (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market (cost: $3,371,477)                                                              $3,392,002
 Cash                                                                                                                   121
 Receivables for:
  Sales of investments                                                                         $659
  Sales of fund's shares                                                                      4,148
  Interest                                                                                   22,229                  27,036
                                                                                                                  3,419,159
LIABILITIES:
 Payables for:
  Purchases of investments                                                                  370,426
  Repurchases of fund's shares                                                                9,088
  Dividends on fund's shares                                                                  2,269
  Investment advisory services                                                                  748
  Services provided by affiliates                                                             2,697
  Deferred Trustees' compensation                                                                81
  Other fees and expenses                                                                        41                 385,350
NET ASSETS AT AUGUST 31, 2003                                                                                    $3,033,809

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                $3,062,476
 Undistributed net investment income                                                                                    104
 Accumulated net realized loss                                                                                      (49,296)
 Net unrealized appreciation                                                                                         20,525
NET ASSETS AT AUGUST 31, 2003                                                                                    $3,033,809

Shares of beneficial interest issued and outstanding
         - unlimited shares authorized

                                                                                                                          Net asset
                                                                           Net assets         Shares outstanding    value per share

Class A                                                                     $2,373,481                 174,695              $13.59
Class B                                                                        290,999                  21,418               13.59
Class C                                                                        170,326                  12,536               13.59
Class F                                                                         23,223                   1,709               13.59
Class 529-A                                                                     30,553                   2,249               13.59
Class 529-B                                                                     14,447                   1,063               13.59
Class 529-C                                                                     20,160                   1,484               13.59
Class 529-E                                                                      2,025                     149               13.59
Class 529-F                                                                        749                      55               13.59
Class R-1                                                                        1,148                      85               13.59
Class R-2                                                                       43,456                   3,199               13.59
Class R-3                                                                       49,692                   3,657               13.59
Class R-4                                                                        4,927                     363               13.59
Class R-5                                                                        8,623                     635               13.59

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering price per share were $14.12 for each.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended August 31, 2003                       (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                                               $122,515

 Fees and expenses:
  Investment advisory services                                                                     $9,401
  Distribution services                                                                            13,344
  Transfer agent services                                                                           3,590
  Administrative services                                                                             873
  Reports to shareholders                                                                             156
  Registration statement and prospectus                                                               574
  Postage, stationery and supplies                                                                    494
  Trustees' compensation                                                                               41
  Auditing and legal                                                                                   55
  Custodian                                                                                            63
  Federal, state and local taxes                                                                       83
  Other                                                                                                51
  Total expenses before reimbursement                                                              28,725
   Reimbursement of expenses                                                                          146                  28,579
 Net investment income                                                                                                     93,936

NET REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS:
 Net realized gain on investments                                                                                          36,106
 Net unrealized depreciation on investments                                                                               (65,727)
   Net realized gain and unrealized depreciation on investments                                                           (29,621)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                      $64,315

See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                                                  Year ended August 31
                                                                                               2003                    2002
OPERATIONS:
 Net investment income                                                                        $93,936                 $74,979
 Net realized gain on investments                                                              36,106                  13,974
 Net unrealized (depreciation) appreciation on investments                                    (65,727)                 47,773
  Net increase in net assets resulting from operations                                         64,315                 136,726

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                    (103,672)                (76,722)

CAPITAL SHARE TRANSACTIONS                                                                    463,425               1,131,448

TOTAL INCREASE IN NET ASSETS                                                                  424,068               1,191,452

NET ASSETS:
 Beginning of year                                                                          2,609,741               1,418,289
 End of year (including undistributed and distributions in excess of
  net investment income: $104 and $(946), respectively)                                    $3,033,809              $2,609,741

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge     Contingent deferred sales         Conversion feature
                                                  charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Classes A and 529-A       Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                within one year of
                                                purchase without an
                                                initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None              Declines from 5%                Classes B and 529-B
                                                       to zero                       convert to
                                                 for redemptions within           classes A and 529-A,
                                                       six years of               respectively, after
                                                         purchase                     eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

         MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of August 31, 2003, the cost of investment securities for federal income tax purposes was $3,375,689,000.

During the year ended August 31, 2003, the fund reclassified $54,000 from additional paid-in capital and $10,732,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                          (dollars in thousands)

Undistributed net investment income                              $
                                                                      2,455
Short-term and long-term capital loss deferrals                    (45,085)
Gross unrealized appreciation on investment securities
                                                                     46,506
Gross unrealized depreciation on investment securities             (30,193)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $6,079,000, $20,590,000, $4,377,000, $5,664,000, and $8,375,000
expiring in 2004, 2005, 2006, 2008 and 2009 respectively. These numbers reflect the utilization of a capital loss carryforward of $23,848,000. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                  Distributions from ordinary income         Distributions                    Total
                                                              Net          Short-term       from long-term            distributions
Share class(1)                                  investment income       capital gains        capital gains                     paid
Year ended August 31, 2003
Class A                                                  $ 87,846                   -                    -                 $ 87,846
Class B                                                     7,411                   -                    -                    7,411
Class C                                                     4,567                   -                    -                    4,567
Class F                                                       909                   -                    -                      909
Class 529-A                                                   786                   -                    -                      786
Class 529-B                                                   251                   -                    -                      251
Class 529-C                                                   391                   -                    -                      391
Class 529-E                                                    45                   -                    -                       45
Class 529-F                                                    13                   -                    -                       13
Class R-1                                                      16                   -                    -                       16
Class R-2                                                     553                   -                    -                      553
Class R-3                                                     476                   -                    -                      476
Class R-4                                                      87                   -                    -                       87
Class R-5                                                     321                   -                    -                      321
Total                                                   $ 103,672                   -                    -                $ 103,672

Year ended August 31, 2002
Class A                                                  $ 71,057                   -                    -                 $ 71,057
Class B                                                     3,241                   -                    -                    3,241
Class C                                                     1,758                   -                    -                    1,758
Class F                                                       492                   -                    -                      492
Class 529-A                                                    67                   -                    -                       67
Class 529-B                                                    20                   -                    -                       20
Class 529-C                                                    38                   -                    -                       38
Class 529-E                                                     5                   -                    -                        5
Class 529-F                                                     -                   -                    -                        -
Class R-1                                                       1                   -                    -                        1
Class R-2                                                       1                   -                    -                        1
Class R-3                                                       1                   -                    -                        1
Class R-4                                                       1                   -                    -                        1
Class R-5                                                      40                   -                    -                       40
Total                                                    $ 76,722                   -                    -                 $ 76,722

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross investment income and decreasing to 2.00% on such income in excess of $8,333,333. For the year ended August 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.287% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of August 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended August 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services              CRMC           Transfer agent      Commonwealth of
                                                      administrative         services             Virginia
                                                         services                              administrative
                                                                                                  services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class A          $8,014           $3,210        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           2,883             380         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           1,823          Included            $273                $100            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            69            Included              42                  10            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          19            Included              35                  6                  $24
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          105           Included              16                  5                   10
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          162           Included              24                  7                   16
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E           8            Included              2                   -*                   2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           1            Included              1                   -*                  -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1            6            Included              1                   4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           165           Included              33                 186            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           82            Included              25                  36            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4            7            Included              4                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              9                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $13,344           $3,590             $465                $356                 $52
---------------------------------------------------------------------------------------------------------------
* Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                      Reinvestments of
Share class(1)                                                    Sales(2)                     dividends and distributions
                                                            Amount         Shares                     Amount      Shares
Year ended August 31, 2003
Class A                                                $ 1,971,635        142,308                   $ 77,156       5,573
Class B                                                    235,415         16,993                      6,593         476
Class C                                                    200,655         14,488                      3,958         285
Class F                                                     83,107          5,993                        690          50
Class 529-A                                                 26,061          1,882                        765          55
Class 529-B                                                 11,825            853                        246          18
Class 529-C                                                 16,240          1,173                        383          28
Class 529-E                                                  1,562            113                         44           3
Class 529-F                                                    758             55                         12           1
Class R-1                                                    1,680            122                         15           1
Class R-2                                                   56,327          4,062                        524          38
Class R-3                                                   56,226          4,067                        440          32
Class R-4                                                    5,753            415                         83           6
Class R-5                                                    8,811            638                        173          12
Total net increase
   (decrease)                                          $ 2,676,055        193,162                   $ 91,082       6,578

Year ended August 31, 2002
Class A                                                $ 1,569,362        116,488                   $ 58,647       4,377
Class B                                                    170,942         12,686                      2,702         201
Class C                                                    151,843         11,283                      1,425         106
Class F                                                     92,603          6,905                        354          26
Class 529-A                                                  8,913            662                         58           4
Class 529-B                                                  3,468            258                         18           1
Class 529-C                                                  6,938            516                         33           2
Class 529-E                                                    687             51                          5           1
Class R-1                                                      239             18                         -*          -*
Class R-2                                                      569             42                          1          -*
Class R-3                                                      242             18                         -*          -*
Class R-4                                                      102              8                         -*          -*
Class R-5                                                    4,980            371                         27           2
Total net increase
   (decrease)                                          $ 2,010,888        149,306                   $ 63,270       4,720




Share class(1)                                                     Repurchases(2)                 Net increase
                                                                Amount        Shares          Amount       Shares
Year ended August 31, 2003
Class A                                                   $ (1,901,973)     (137,474)      $ 146,818       10,407
Class B                                                       (130,412)       (9,438)        111,596        8,031
Class C                                                       (154,203)      (11,156)         50,410        3,617
Class F                                                        (82,043)       (5,925)          1,754          118
Class 529-A                                                     (4,813)         (348)         22,013        1,589
Class 529-B                                                       (924)          (67)         11,147          804
Class 529-C                                                     (3,001)         (218)         13,622          983
Class 529-E                                                       (244)          (18)          1,362           98
Class 529-F                                                         (6)           (1)            764           55
Class R-1                                                         (690)          (50)          1,005           73
Class R-2                                                      (13,039)         (941)         43,812        3,159
Class R-3                                                       (6,324)         (456)         50,342        3,643
Class R-4                                                         (910)          (66)          4,926          355
Class R-5                                                       (5,130)         (370)          3,854          280
Total net increase
   (decrease)                                             $ (2,303,712)     (166,528)      $ 463,425       33,212

Year ended August 31, 2002
Class A                                                     $ (782,471)      (58,298)      $ 845,538       62,567
Class B                                                        (33,728)       (2,517)        139,916       10,370
Class C                                                        (48,069)       (3,585)        105,199        7,804
Class F                                                        (77,727)       (5,793)         15,230        1,138
Class 529-A                                                        (77)           (6)          8,894          660
Class 529-B                                                         (6)           -*           3,480          259
Class 529-C                                                       (226)          (17)          6,745          501
Class 529-E                                                        (13)           (1)            679           51
Class R-1                                                          (75)           (6)            164           12
Class R-2                                                          (30)           (2)            540           40
Class R-3                                                          (48)           (4)            194           14
Class R-4                                                            -             -             102            8
Class R-5                                                         (240)          (18)          4,767          355
Total net increase
   (decrease)                                               $ (942,710)      (70,247)    $ 1,131,448       83,779


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.



5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,057,898,000 and $2,472,835,000, respectively, during the year ended August 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2003, the custodian fee of $63,000 includes $62,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)

                                                                         Income from investment operations(2)
                                                                                              Net
                                                    Net asset                      gains (losses)                       Dividends
                                                       value,               Net     on securities   Total from          (from net
                                                    beginning        investment    (both realized   investment         investment
                                                    of period            income   and unrealized)   operations            income)
Class A:
 Year ended 8/31/2003                                $13.73              $.42           $(.10)          $.32             $(.46)
 Year ended 8/31/2002                                 13.34               .57              .41           .98              (.59)
 Year ended 8/31/2001                                 12.76               .70              .63          1.33              (.75)
 Year ended 8/31/2000                                 12.63               .77              .09           .86              (.73)
 Year ended 8/31/1999                                 13.39               .77             (.76)          .01              (.77)
Class B:
 Year ended 8/31/2003                                 13.73               .32             (.10)          .22              (.36)
 Year ended 8/31/2002                                 13.34               .48              .41           .89              (.50)
 Year ended 8/31/2001                                 12.76               .61              .63          1.24              (.66)
 Period from 3/15/2000 to 8/31/2000                   12.49               .50              .07           .57              (.30)
Class C:
 Year ended 8/31/2003                                 13.73               .31             (.10)          .21              (.35)
 Year ended 8/31/2002                                 13.34               .47              .41           .88              (.49)
 Period from 3/15/2001 to 8/31/2001                   13.31               .25              .04           .29              (.26)
Class F:
 Year ended 8/31/2003                                 13.73               .42             (.10)          .32              (.46)
 Year ended 8/31/2002                                 13.34               .56              .41           .97              (.58)
 Period from 3/15/2001 to 8/31/2001                   13.31               .29              .04           .33              (.30)
Class 529-A:
 Year ended 8/31/2003                                 13.73               .42             (.10)          .32              (.46)
 Period from 2/20/2002 to 8/31/2002                   13.36               .27              .39           .66              (.29)
Class 529-B:
 Year ended 8/31/2003                                 13.73               .29             (.10)          .19              (.33)
 Period from 2/20/2002 to 8/31/2002                   13.36               .19              .39           .58              (.21)
Class 529-C:
 Year ended 8/31/2003                                 13.73               .29             (.10)          .19              (.33)
 Period from 2/19/2002 to 8/31/2002                   13.36               .22              .36           .58              (.21)
Class 529-E:
 Year ended 8/31/2003                                 13.73               .37             (.10)          .27              (.41)
 Period from 3/7/2002 to 8/31/2002                    13.22               .24              .51           .75              (.24)
Class 529-F:
 Period from 10/11/2002 to 8/31/2003                  13.83               .30             (.15)          .15              (.39)
Class R-1:
 Year ended 8/31/2003                                 13.73               .31             (.10)          .21              (.35)
 Period from 6/13/2002 to 8/31/2002                   13.40               .09              .33           .42              (.09)
Class R-2:
 Year ended 8/31/2003                                 13.73               .31             (.10)          .21              (.35)
 Period from 5/31/2002 to 8/31/2002                   13.37               .10              .38           .48              (.12)
Class R-3:
 Year ended 8/31/2003                                 13.73               .37             (.10)          .27              (.41)
 Period from 6/6/2002 to 8/31/2002                    13.36               .11              .38           .49              (.12)
Class R-4:
 Year ended 8/31/2003                                 13.73               .42             (.10)          .32              (.46)
 Period from 5/28/2002 to 8/31/2002                   13.34               .14              .40           .54              (.15)
Class R-5:
 Year ended 8/31/2003                                 13.73               .46             (.10)          .36              (.50)
 Period from 5/15/2002 to 8/31/2002                   13.27               .17              .48           .65              (.19)




                                                                                                    Ratio of      Ratio of
                                                      Net asset                   Net assets,       expenses    net income
                                                     value, end          Total  end of period     to average    to average
                                                      of period      return(3)  (in millions)     net assets    net assets
Class A:
 Year ended 8/31/2003                                   $13.59          2.29%        $2,374             .76%        3.01%
 Year ended 8/31/2002                                    13.73          7.55          2,256             .80         4.27
 Year ended 8/31/2001                                    13.34         10.70          1,357             .85         5.37
 Year ended 8/31/2000                                    12.76          7.07          1,083             .85         6.13
 Year ended 8/31/1999                                    12.63          (.04)         1,322             .80         5.80
Class B:
 Year ended 8/31/2003                                    13.59          1.58            291            1.46         2.23
 Year ended 8/31/2002                                    13.73          6.80            184            1.50         3.47
 Year ended 8/31/2001                                    13.34          9.94             40            1.51         4.47
 Period from 3/15/2000 to 8/31/2000                      12.76          4.60              3             .71         2.44
Class C:
 Year ended 8/31/2003                                    13.59          1.51            170            1.54         2.19
 Year ended 8/31/2002                                    13.73          6.72            122            1.57         3.37
 Period from 3/15/2001 to 8/31/2001                      13.34          2.19             15             .81         1.97
Class F:
 Year ended 8/31/2003                                    13.59          2.29             23             .75         3.00
 Year ended 8/31/2002                                    13.73          7.51             22             .83         4.16
 Period from 3/15/2001 to 8/31/2001                      13.34          2.53              6             .40         2.35
Class 529-A:
 Year ended 8/31/2003                                    13.59          2.31             31             .68         2.91
 Period from 2/20/2002 to 8/31/2002                      13.73          5.00              9             .92 (5)     3.82
Class 529-B:
 Year ended 8/31/2003                                    13.59          1.38             14            1.63         1.92
 Period from 2/20/2002 to 8/31/2002                      13.73          4.40              3            1.66 (5)     3.16
Class 529-C:
 Year ended 8/31/2003                                    13.59          1.39             20            1.62         1.99
 Period from 2/19/2002 to 8/31/2002                      13.73          4.41              7            1.64 (5)     3.13
Class 529-E:
 Year ended 8/31/2003                                    13.59          1.92              2            1.10         2.48
 Period from 3/7/2002 to 8/31/2002                       13.73          5.76              1             .55         1.78
Class 529-F:
 Period from 10/11/2002 to 8/31/2003                     13.59          1.04              1             .84 (5)     2.49
Class R-1:
 Year ended 8/31/2003                                    13.59          1.49              1            1.52 (6)     1.86
 Period from 6/13/2002 to 8/31/2002                      13.73          3.12              - (4)         .31 (6)      .64
Class R-2:
 Year ended 8/31/2003                                    13.59          1.53             43            1.47 (6)     1.81
 Period from 5/31/2002 to 8/31/2002                      13.73          3.57              1             .38 (6)      .72
Class R-3:
 Year ended 8/31/2003                                    13.59          1.93             50            1.08 (6)     1.80
 Period from 6/6/2002 to 8/31/2002                       13.73          3.68              - (4)         .27 (6)      .83
Class R-4:
 Year ended 8/31/2003                                    13.59          2.30              5             .73 (6)     2.58
 Period from 5/28/2002 to 8/31/2002                      13.73          4.04              - (4)         .20 (6)     1.00
Class R-5:
 Year ended 8/31/2003                                    13.59          2.63              9             .43         3.31
 Period from 5/15/2002 to 8/31/2002                      13.73          4.89              5             .13         1.24


                                                                                    Year ended August 31
                                                                        2003          2002      2001     2000    1999

Portfolio turnover rate for all classes of shares                        82%           95%      44%      63%      81%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.02%, 2.05%, 1.16% and .75% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended August 31, 2003 and .39%, .53%, .35% and .27% for classes R-1, R-2, R-3 and R-4, respectively, during  the period ended August 31, 2002.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES OF THE AMERICAN FUND INCOME SERIES AND SHAREHOLDERS OF U.S. GOVERNMENT SECURITIES FUND:

We have audited the accompanying statement of assets and liabilities of The American Funds Income Series - U.S. Government Securities Fund (the "Fund"), including the investment portfolio, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Fund Income Series - U.S. Government Securities Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Los Angeles, California
October 7, 2003



TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 36% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                        U.S. GOVERNMENT SECURITIES FUND

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                              November 1, 2003
                      (as amended March 1, 2004)


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of U.S. Government Securities Fund (the "fund" or "GVT") dated November 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                        The American Funds Income Series
                        U.S. Government Securities Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        5
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .        8
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       24
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       26
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       29
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       31
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services and Privileges . . . . . . . . . . . .       33
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       34
General Information . . . . . . . . . . . . . . . . . . . . . . . .       34
Class A Share Investment Results and Related Statistics . . . . . .       38
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Financial Statements



                    U.S. Government Securities Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


..    The fund will invest substantially all of its assets (at least 80%) in securities guaranteed or sponsored by the U.S. government.
..    The fund will invest at least 65% of its assets in securities guaranteed by the U.S. government.
..    The fund may also invest in securities sponsored by the U.S. government but not guaranteed by the full faith and credit of the U.S. government; cash and cash equivalents; short-term debt; and other mortgage-related securities.

..    The fund will only purchase collateralized mortgage obligations or mortgage-backed bonds which are fully collateralized by securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and/or mortgages insured by Government National Mortgage Association.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


These securities will be rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages. Principal and interest payments made on the underlying asset pools backing these

                    U.S. Government Securities Fund - Page 2 obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


The fund will only purchase CMOs or mortgage-backed bonds which are fully collateralized by securities issued by Ginnie Mae, Fannie Mae or Freddie Mac and/or mortgages insured by Ginnie Mae.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to

                    U.S. Government Securities Fund - Page 3 sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.



The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled

                    U.S. Government Securities Fund - Page 4 rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made. The fund does not currently intend to engage in this investment practice over the next 12 months.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 82% and 95%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provided that the fund may not:

                    U.S. Government Securities Fund - Page 5

1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities") if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities;

3.   Invest in companies for the purpose of exercising control or management;

4. Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

6. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the fund would exceed 10% of the value of the fund's total assets;

7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

8. Make loans, except that the fund may purchase readily marketable debt securities and invest in repurchase agreements and make loans of portfolio securities. The fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets;

9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

                    U.S. Government Securities Fund - Page 6

13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest in interests in oil, gas, or other mineral exploration or development programs;

15. Invest more than 5% of its total assets in warrants which are unattached to securities;

16.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission. For purposes of Investment Restriction #6, the fund will not invest more than 15% of its net assets in illiquid securities.


NON-FUNDAMENTAL POLICY -- The following policy may be changed without shareholder approval.


The fund may not issue senior securities, except as permitted by the 1940 Act.


                    U.S. Government Securities Fund - Page 7

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

                                    YEAR FIRST                                       NUMBER OF BOARDS
                        POSITION     ELECTED                                          WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                        WITH THE    A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH             HELD
     NAME AND AGE         FUND    OF THE FUND/1/            PAST 5 YEARS              TRUSTEE SERVES             BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999        Corporate director and author;           14            Carnival Corporation
 Jr.                                               former U.S. Ambassador to
 Age: 69                                           Spain; former Vice Chairman,
                                                   Knight-Ridder, Inc.
                                                   (communications company);
                                                   former Chairman and Publisher,
                                                   The Miami Herald
                                                   ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1985        Private investor; former                 19            Ducommun Incorporated;
 Christie                                          President and CEO, The Mission                         IHOP Corporation;
 Age: 70                                           Group (non-utility holding                             Southwest Water Company;
                                                   company, subsidiary of                                 Valero L.P.
                                                   Southern California Edison
                                                   Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994        Chairman of the Board and CEO,           12            Allegheny Technologies;
 Age: 54                                           AnAerobics, Inc. (organic                              BF Goodrich;
                                                   waste management)                                      Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee       1989        Chairman of the Board and CEO,           16            None
 Age: 68                                           Senior Resource Group LLC
                                                   (development and management of
                                                   senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee       1994        President and CEO, Fuller                14            None
 Age: 57                                           Consulting (financial
                                                   management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1991        Chairman of the Board and CEO,           13            Sempra Energy;
 Age: 68                                           AECOM Technology Corporation                           Southwest Water Company
                                                   (engineering, consulting and
                                                   professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999        Principal, The Sanchez Family            12            None
 Age: 69                                           Corporation dba McDonald's
                                                   Restaurants (McDonald's
                                                   licensee)
-----------------------------------------------------------------------------------------------------------------------------------



                    U.S. Government Securities Fund - Page 8

                                                    PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST           PAST 5 YEARS AND
                                       ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A TRUSTEE        WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND              TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4/,/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             Vice               1985        Senior Vice President and               12            None
 Goldstine            Chairman of                    Director, Capital Research
 Age: 73              the Board                      and Management Company
                      and Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman of        1985        Executive Vice President and            17            None
 Jr.                  the Board                      Director, Capital Research
 Age: 54              and Trustee                    and Management Company;
                                                     Director, American Funds
                                                     Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet         President          1993        Senior Vice President,                   2            None
 Age: 47              and Trustee                    Capital Research and
                                                     Management Company
-----------------------------------------------------------------------------------------------------------------------------------




                    U.S. Government Securities Fund - Page 9

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                             POSITION         YEAR FIRST ELECTED                   PAST 5 YEARS AND POSITIONS HELD
                             WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
    NAME AND AGE               FUND             OF THE FUND/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer        Vice President             1994         Vice President and Secretary, Capital Research and Management
 Age: 48                                                          Company; Secretary, American Funds Distributors, Inc.*; Director,
                                                                  Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams          Secretary                1985         Vice President - Fund Business Management Group, Capital Research
 Age: 55                                                          and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley          Treasurer                2002         Vice President - Fund Business Management Group, Capital Research
 Age: 35                                                          and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S.           Assistant Secretary           1994         Assistant Vice President - Fund Business Management Group,
 Verdick                                                          Capital Research and Management Company
 Age: 39
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman     Assistant Treasurer           2001         Vice President - Fund Business Management Group, Capital Research
 Age: 33                                                          and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




* Company affiliated with Capital Research and Management Company.
/1/ Trustees and officers of the fund serve until their resignation, removal or retirement.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
/4/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
/5/ All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                    U.S. Government Securities Fund - Page 10

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                 $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton                      None                   Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman              $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John H. Smet                $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------



/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2003

No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $3,000 to Trustees who are not affiliated with the investment adviser, plus $210 for each Board of Trustees meeting attended; $250 per Audit Committee meeting attended; $420 per Contracts Committee meeting attended; and $83 per Nominating Committee meeting attended. Certain of the fund's Trustees may also serve as Committee members for other American Funds whose Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.

                    U.S. Government Securities Fund - Page 11

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2003


                                                                                                      TOTAL COMPENSATION (INCLUDING
                                                                                                           VOLUNTARILY DEFERRED
                                                                            AGGREGATE COMENSATION             COMPENSATION/1/)
                                                                           (INCLUDING VOLUNTARILY       FROM ALL FUNDS MANAGED BY
                                                                          DEFERRED COMPENSATION/1/)  CAPITAL RESEARCH AND MANAGEMENT
                                  NAME                                          FROM THE FUND         COMPANY OR ITS AFFILIATES/2/
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.                                                             $4,557/3/                    $112,130/3/
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie                                                              4,585/3/                     249,555/3/
------------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel                                                                     4,843/3/                      59,120/3/
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton                                                                      5,281/3/                     221,640/3/
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                                  4,557/3/                     171,915/3/
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                  5,074                        143,140
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                   5,093                         64,640
------------------------------------------------------------------------------------------------------------------------------------



/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Trustees.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts;
    and Endowments,whose shareholders are limited to certain non-profit organizations.
/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr.($11,702), H. Frederick Christie ($11,815), Diane C. Creel ($15,548), Martin Fenton, ($15,458) and Leonard R. Fuller ($23,410) Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of October 1, 2003, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 8, 1985. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to

                    U.S. Government Securities Fund - Page 12 employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2003:



                                                     OWNERSHIP PERCENTAGE
                 NAME AND ADDRESS
----------------------------------------------------------------------------
 John Depasquale TTEE                                Class R-1       5.41%
 Alley Pond Owners Corp 401K
 Pooled Acct
 c/o Lambiase & Cloer Inc
 100 Quentin Roosevelt Blvd
 Garden City NY  11530-4874
----------------------------------------------------------------------------
 David Lydon                                         Class R-1       5.41%
 Meller Optics 401K
 120 Corliss St
 Providence RI  02904-2602
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-2       5.36%
 Hillerich & Bradsby Company
 Thrift Plan
 c/o Fascorp Inv/Mutual Fund Trading
 8515 E Orchard Rd #2T2
 Greenwood Vlg CO  80111-5037
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-3      41.84%
 Trader Joe's Company
 Retirement Plan
 c/o Fascorp Inv/Mutual Fund Trading
 8515 E Orchard Rd #2T2
 Greenwood Vlg CO  80111-5037
----------------------------------------------------------------------------
 CB&T Cust For                                       Class R-3       8.14%
 Badger Mutual Insurance Company
 IDDEFBEN
 ATTN Roy Bubeck
 1635 W National Ave
 Milwaukee WI  53204-1130
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-4      19.43%
 Robert Talbott Inc 401K Plan
 c/o Fascorp Inv/Mutual Fund Trading
 8515 E Orchard Rd #2T2
 Greenwood Vlg CO  80111-5037
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-4      14.10%
 Shaw Systems Associates Inc
 401 & Profit Sharing Plan
 c/o Fascorp Inv/Mutual Fund Trading
 8515 E Orchard Rd #2T2
 Greenwood Vlg CO  80111-5037
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-4      37.18%
 EMS 401K Profit Sharing Plan
 c/o Fascorp Inv/Mutual Fund Trading
 8515 E Orchard Rd #2T2
 Greenwood Vlg CO  80111-5037
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      17.36%
 PIM 6718-00
 Capital Guardian Trust Co
 120 S State College Blvd Fl 1
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      15.20%
 PIM 6762-00
 Capital Guardian Trust Co
 120 S State College Blvd Fl 1
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Tr Capital Group Master                        Class R-5      29.70%
 Retirement Pl PX-2534-NAV
 c/o Capital Guardian Trust Co
 ATTN Twyla Bryon (TMB)
 333 S Hope St Fl 49
 Los Angeles CA  90071-1406
----------------------------------------------------------------------------
 John Depasquale TTEE                                Class R-1       5.41%
 Alley Pond Owners Corp 401K
 Pooled Acct
 c/o Lambiase & Cloer Inc
 100 Quentin Roosevelt Blvd
 Garden City NY  11530-4874
----------------------------------------------------------------------------
 David Lydon                                         Class R-1       5.41%
 Meller Optics 401K
 120 Corliss St
 Providence RI  02904-2602
----------------------------------------------------------------------------



                    U.S. Government Securities Fund - Page 13

COMMITTEES OF THE BOARD OF TRUSTEES

The fund has an Audit Committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Trustees. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.
 Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large

                    U.S. Government Securities Fund - Page 14 corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until May 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


In reviewing the quality of services provided to the fund, the Committee noted that during 2002, the fund's results were at median for its peer group and were at or above the median for the three-, five- and ten-year periods ended December 31, 2002. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund. In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees and its total expenses over various periods as a percentage of its average net assets were favorable in relation to its peer group.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

                    U.S. Government Securities Fund - Page 15

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based on the following rates and daily net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000
------------------------------------------------------------------------------


The agreement also provides for fees based on monthly gross investment income at the following rates:


                        MONTHLY GROSS INVESTMENT INCOME

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------
            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.25                       3,333,333                  8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333
-----------------------------------------------------------------------------------


Assuming net assets of $3.0 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.31%, 0.33%, 0.35%, 0.37% and
0.39%, respectively.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended August 31, 2003, the investment adviser received $6,186,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $3,215,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $9,401,000. For the fiscal years ended 2002 and 2001, management fees paid by the fund amounted to $5,893,000 and $4,610,000, respectively.

                    U.S. Government Securities Fund - Page 16

ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's R share classes will continue in effect until May 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4 shares, the investment adviser agreed to pay a portion of these fees. For the year ended August 31, 2003, the total fees paid by the investment adviser were $146,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the 2003 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                     $  5,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                      219,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                       61,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                        5,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       10,000
-----------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal

                    U.S. Government Securities Fund - Page 17

Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003            $2,959,000          $11,321,000
                                                 2002             1,895,000            7,284,000
                                                 2001               796,000            3,057,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.

                    U.S. Government Securities Fund - Page 18

For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                  $8,014,000                 $1,554,000
------------------------------------------------------------------------------
       CLASS R-1                      6,000                      3,000
------------------------------------------------------------------------------
       CLASS R-2                    165,000                     75,000
------------------------------------------------------------------------------
       CLASS R-3                     82,000                     39,000
------------------------------------------------------------------------------
       CLASS R-4                      7,000                      3,000
------------------------------------------------------------------------------




OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.



                    U.S. Government Securities Fund - Page 19

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount. The fund may pass through the income earned on certain U.S. government bonds free of various states' income taxes. However, a few states require the fund to hold more than 50% of its assets in these types of government bonds at the end of every fiscal quarter in order to qualify for the tax exemption. The fund does not currently intend to actively meet the 50% threshold in order to qualify for the tax exemption in those few states.

                    U.S. Government Securities Fund - Page 20

The following information may not apply to you if you hold fund shares in a non-taxable account, such as a retirement plan or education saving account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to

                    U.S. Government Securities Fund - Page 21 claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund after May 5, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 20% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company

                    U.S. Government Securities Fund - Page 22 may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts. Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph.

                    U.S. Government Securities Fund - Page 23

Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                    U.S. Government Securities Fund - Page 24

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.

                    U.S. Government Securities Fund - Page 25

The following investments are not subject to any initial sales charge if American Funds Service Company is notified:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."


                    U.S. Government Securities Fund - Page 26

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates:

                    U.S. Government Securities Fund - Page 27

1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, all employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such dif-

                    U.S. Government Securities Fund - Page 28 ference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including holdings in Endowments (shares of which may be owned only by tax-exempt organizations) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     . for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

                    U.S. Government Securities Fund - Page 29

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of American Funds money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                    U.S. Government Securities Fund - Page 30

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

                    U.S. Government Securities Fund - Page 31

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to its oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.

                    U.S. Government Securities Fund - Page 32

REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS


The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.



Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $132,000, $108,000 and $162,000, respectively. The volume of securities subject to dealer concessions purchased by the fund increased during the 2003 fiscal year and decreased in the 2002 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions in fiscal year 2003 and a decrease in fiscal year 2002.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.

                    U.S. Government Securities Fund - Page 33

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $3,210,000 for Class A shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Trustees who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

                    U.S. Government Securities Fund - Page 34

Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals contained in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30.

                    U.S. Government Securities Fund - Page 35

Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent and those which act to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a historical knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $13.59
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $14.12


                    U.S. Government Securities Fund - Page 36

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 2.55% based on a 30-day (or one month) period ended August 31, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   =  dividends and interest earned during the period.

             b   =  expenses accrued for the period (net of reimbursements).

             c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =  the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended August 31, 2003 were -1.51%, 4.64% and 4.96%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended August 31, 2003 were 2.29%, 5.44% and 5.36%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales charge of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indexes will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other American Funds for purposes of illustrating investment strategies involving multiple funds.

                    U.S. Government Securities Fund - Page 37

The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

                    U.S. Government Securities Fund - Page 38

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's).


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                    U.S. Government Securities Fund - Page 39

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS


AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                    U.S. Government Securities Fund - Page 40

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                    U.S. Government Securities Fund - Page 41

INVESTMENT PORTFOLIO
August 31, 2003

QUALITY BREAKDOWN                             Percent of
as of August 31, 2003                         net assets

U.S. government obligations*                   69.6%
Federal agencies                               28.1
Cash & equivalents                              2.3

*These securities are guaranteed by the full faith and credit of the United States government.

[begin pie chart]
U.S. Treasury notes & bonds                                     45.1%
Federal agency mortgage pass-throughs                           40.0%
Federal agency debentures                                        7.4%
Federal agency collateralized mortgage obligations               5.2%
Cash & equivalents                                               2.3%
[end pie chart]



                                                                                                     Principal               Market
                                                                                                        amount                value
BONDS & NOTES                                                                                             (000)                (000)

U.S. TREASURY NOTES & BONDS - 45.10%
 Principal Strip 0% August 2004                                                                        $26,550              $26,234
 6.00% August 2004 (1)                                                                                  24,000               25,073
 11.625% November 2004                                                                                   9,500               10,649
 5.75% November 2005 (1)                                                                               109,750              118,427
 9.375% February 2006                                                                                   43,100               50,468
 4.625% May 2006 (1)                                                                                   183,600              194,559
 6.875% May 2006 (1)                                                                                   111,250              124,374
 7.00% July 2006                                                                                         5,000                5,627
 3.50% November 2006 (1)                                                                                63,575               65,264
 3.945% January 2007  (2)                                                                               33,331               36,093
 6.25% February 2007 (1)                                                                                44,500               49,610
 4.375% May 2007 (1)                                                                                   106,900              112,446
 6.625% May 2007                                                                                        30,000               33,919
 3.25% August 2007                                                                                      41,780               42,146
 3.00% November 2007                                                                                    11,500               11,444
 4.155% January 2008  (2)                                                                               27,571               30,349
 5.625% May 2008                                                                                        19,000               20,873
 6.00% August 2009                                                                                      43,000               48,167
 5.75% August 2010                                                                                      63,535               70,256
 5.00% August 2011                                                                                      38,125               40,150
 Principal Strip 0% November 2011                                                                        5,285                3,671
 10.375% November 2012 (1)                                                                              31,000               39,690
 12.00% August 2013 (1)                                                                                 10,000               13,867
 8.875% August 2017 (1)                                                                                 31,500               43,790
 8.875% February 2019                                                                                    9,100               12,766
 8.125% August 2019                                                                                     24,175               31,971
 7.875% February 2021                                                                                   10,000               13,022
 6.875% August 2025                                                                                     16,910               20,198
 5.50% August 2028                                                                                       6,890                7,011
 5.25% February 2029                                                                                    65,025               64,019
 6.25% May 2030                                                                                          1,685                1,904
                                                                                                                          1,368,037

FEDERAL AGENCY MORTGAGE PASS-THROUGHS (3) - 40.05%
Government National Mortgage Association - 22.13%
 5.00% 2033                                                                                             89,420               86,682
 5.50% 2013 - 2033                                                                                     204,492              205,600
 6.00% 2008 - 2032                                                                                     133,742              138,565
 6.50% 2014 - 2032                                                                                     116,170              121,582
 7.00% 2008 - 2032                                                                                      66,020               70,104
 7.50% 2009 - 2032                                                                                      24,022               25,684
 8.00% 2022 - 2042                                                                                      12,503               13,820
 8.50% 2020 - 2023                                                                                         691                  752
 9.00% 2009 - 2021                                                                                       1,275                1,402
 9.50% 2009 - 2021                                                                                         301                  336
 10.00% 2019 - 2022                                                                                      6,035                6,972
Fannie Mae - 8.69%
 3.91% 2033 (4)                                                                                          9,022                8,910
 3.992% 2033 (4)                                                                                        10,000               10,240
 3.993% 2033 (4)                                                                                         3,396                3,341
 3.994% 2033 (4)                                                                                        10,952               10,783
 4.006% 2033 (4)                                                                                         5,019                5,005
 4.011% 2033 (4)                                                                                           969                  954
 4.066% 2033 (4)                                                                                         4,888                4,845
 4.225% 2033 (4)                                                                                        26,937               26,797
 5.00% 2018                                                                                             28,451               28,604
 5.50% 2016 - 2018                                                                                      38,604               39,514
 6.00% 2015 - 2017                                                                                      34,853               36,209
 6.35% 2005                                                                                              2,817                2,824
 6.50% 2016 - 2032                                                                                      49,514               51,858
 7.00% 2009 - 2032                                                                                      20,549               21,766
 7.50% 2029 - 2031                                                                                       6,250                6,676
 8.00% 2005 - 2023                                                                                         456                  495
 8.50% 2007 - 2027                                                                                         389                  418
 9.00% 2009                                                                                                 74                   80
 9.50% 2011 - 2026                                                                                       1,806                2,032
 12.00% 2019                                                                                             1,732                2,059
Freddie Mac - 7.34%
 4.08% 2033 (4)                                                                                         18,658               18,486
 4.50% 2018                                                                                             68,500               67,216
 5.00% 2018 - 2033                                                                                      10,000                9,848
 5.50% 2018 - 2033                                                                                      42,094               42,025
 6.00% 2014 - 2029                                                                                      45,390               46,753
 6.50% 2017                                                                                             14,775               15,513
 7.00% 2008 - 2017                                                                                       3,812                4,037
 7.20% 2006                                                                                             12,747               14,226
 7.50% 2029                                                                                              1,966                2,104
 8.00% 2012 - 2017                                                                                       1,006                1,087
 8.25% 2007                                                                                                 99                  104
 8.50% 2009 - 2021                                                                                       1,242                1,355
 8.75% 2008                                                                                                101                  108
 11.00% 2016                                                                                                17                   20
 12.00% 2015                                                                                                23                   27
Small Business Administration - 1.89%
 Series 2001-20K, 5.34% 2021                                                                             4,834                4,882
 Series 2001-20J, 5.76% 2021                                                                             2,305                2,368
 Series 2001-20F, 6.44% 2021                                                                            12,163               12,909
 Series 2001-20G, 6.625% 2021                                                                            3,718                3,977
 Series 2002-20J, 4.75% 2022                                                                             8,285                7,960
 Series 2002-20K, 5.08% 2022                                                                             4,583                4,496
 Series 2002-20C, 6.07% 2022                                                                             3,565                3,712
 Series 2002-20D, 6.41% 2022                                                                             4,777                5,052
 Series 2003-20B, 4.84% 2023                                                                            12,490               12,014
                                                                                                                          1,215,188

FEDERAL AGENCY DEBENTURES  -  7.37%
Freddie Mac -  2.72%
 4.25% 2005                                                                                              8,750                9,094
 7.00% 2005                                                                                              8,000                8,716
 5.125% 2008                                                                                             9,500               10,031
 5.75% 2009                                                                                             25,000               27,032
 5.75% 2009                                                                                              6,750                6,918
 4.50% 2013                                                                                             21,625               20,730
Federal Home Loan Bank Bonds -  1.89%
 5.125% 2003                                                                                             2,815                2,820
 3.75% 2007                                                                                             24,280               24,435
 5.75% 2008                                                                                              7,725                8,384
 5.80% 2008                                                                                             10,075               10,964
 4.50% 2012                                                                                             11,000               10,707
Fannie Mae -  1.34%
 6.00% 2005                                                                                              9,200                9,939
 7.125% 2005                                                                                            11,500               12,385
 4.75% 2007                                                                                              6,000                6,150
 6.25% 2029                                                                                              4,875                5,116
 7.25% 2030                                                                                              6,000                7,105
Tennessee Valley Authority - 0.79%
 Global Power Bonds, Series 1998-G, 5.375% 2008                                                         22,420               23,886
Sallie Mae - 0.34%
 4.75% 2004                                                                                             10,000               10,218
United States Government Guaranteed Ship Financing Obligations,
Rowan Companies, Inc. (Title XI) - 0.29%
 5.88% 2012 (3)                                                                                          8,182                8,888
                                                                                                                            223,518
FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (3) - 5.16%
Fannie Mae  -  3.61%
 Series 91-50, Class H, 7.75% 2006                                                                         274                  287
 Series 1997-M5, Class C, ACES, 6.74% 2007                                                               5,000                5,502
 Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                             2,500                2,730
 Series 2002-T11, Class A, 4.769% 2012                                                                   7,452                7,690
 Trust 35, Class 2, 12.00% 2018                                                                             75                   88
 Series 90-93, Class G, 5.50% 2020                                                                         314                  321
 Series 2002-W7, Class A-2, 4.80% 2022                                                                   7,625                7,868
 Series 1992-119, Class Z, 8.00% 2022                                                                    1,020                1,099
 Series 2001-4, Class NA, 11.759% 2025   (4)                                                            11,903               13,832
 Series 1997-M6, Class ZA, 6.85% 2026                                                                   15,066               16,279
 Series 2002-W1, Class 1A-1, 3.42% 2027                                                                    121                  121
 Series 2002-W3, Class A-5, 7.50% 2028                                                                   3,463                3,771
 Series 2002-W7, Class A-5, 7.50% 2029                                                                  10,696               11,649
 Series 2001-20, Class E, 9.597% 2031   (4)                                                                423                  465
 Series 2001-20, Class C, 11.83% 2031   (4)                                                              1,780                1,982
 Series 2003-M2, Class D, 4.68% 2033 (4)                                                                11,000                9,997
 Series 2003-W4, Class 1A-2, 3.063% 2038                                                                 5,500                5,431
 Series 1999-T2, Class A-1, 7.50% 2039                                                                   3,682                4,010
 Series 2003-W4, Class 1A-3, 3.991% 2040                                                                 3,000                2,882
 Series 2002-W3, Class A-2, 5.50% 2041                                                                   5,000                5,093
 Series 2002-W4, Class A-2, 5.10% 2042                                                                   4,650                4,704
 Series 2002-W1, Class 2-A, 7.50% 2042                                                                   3,505                3,817
Freddie Mac  -  1.40%
 Series H009, Class A-2, 1.876% 2008 (4)                                                                 9,000                8,956
 Series 2489, Class A, 5.50% 2013                                                                        1,644                1,670
 Series B, Class 3, 12.50% 2013                                                                            257                  256
 Series 2289-NA, 12.00% 2020   (4)                                                                       7,276                8,649
 Series T-041, Class 1A-2, 4.76% 2021                                                                    3,000                3,055
 Series 178, Class Z, 9.25% 2021                                                                           314                  314
 Series 2289, Class NB, 11.279% 2022   (4)                                                               1,518                1,673
 Series 1567, Class A, 1.525% 2023   (4)                                                                   252                  237
 Series T-041, Class 3-A, 7.50% 2032                                                                     2,858                3,114
 Series T-056, Class A-2A, 2.842% 2036                                                                   7,650                7,578
 Series T-042, Class A-2, 5.50% 2042                                                                     6,750                6,910
Government National Mortgage Association - 0.15%
 Series 2002-28, Class A, 4.776% 2018                                                                    4,415                4,622
                                                                                                                            156,652

COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED)  - 0.03%
Paine Webber CMO, Series O, Class 5, 9.50% 2019 (3) (5)                                                    717                  776


TOTAL BONDS & notes (cost: $2,943,660,000)                                                                                2,964,171





SHORT-TERM SECURITIES

U.S. TREASURIES  -  14.10%
0.86% due 9/4/2003                                                                                      75,700               75,693
0.91% due 9/11/2003                                                                                    109,650              109,623
1.015% due 9/25/2003                                                                                    52,300               52,270
0.80% due 10/2/2003                                                                                     48,300               48,263
0.885% due 10/16/2003                                                                                   16,000               15,982
0.915% due 10/23/2003                                                                                   46,000               45,941
0.92% due 10/30/2003                                                                                    20,000               19,970
0.94% due 11/6/2003                                                                                     22,300               22,262
0.935% due 11/13/2003                                                                                   37,900               37,827


TOTAL SHORT-TERM SECURITIES (cost: $427,817,000)                                                                            427,831


TOTAL INVESTMENT SECURITIES (cost: $3,371,477,000)                                                                        3,392,002
Other assets less liabilities                                                                                              (358,193)

NET ASSETS                                                                                                               $3,033,809

(1) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made. Therefore, the effective maturities
    are shorter than the stated maturities.
(4) Coupon rate may change periodically.
(5) Comprised of federal agency originated or guaranteed loans

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2003   (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market (cost: $3,371,477)                                                              $3,392,002
 Cash                                                                                                                   121
 Receivables for:
  Sales of investments                                                                         $659
  Sales of fund's shares                                                                      4,148
  Interest                                                                                   22,229                  27,036
                                                                                                                  3,419,159
LIABILITIES:
 Payables for:
  Purchases of investments                                                                  370,426
  Repurchases of fund's shares                                                                9,088
  Dividends on fund's shares                                                                  2,269
  Investment advisory services                                                                  748
  Services provided by affiliates                                                             2,697
  Deferred Trustees' compensation                                                                81
  Other fees and expenses                                                                        41                 385,350
NET ASSETS AT AUGUST 31, 2003                                                                                    $3,033,809

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                $3,062,476
 Undistributed net investment income                                                                                    104
 Accumulated net realized loss                                                                                      (49,296)
 Net unrealized appreciation                                                                                         20,525
NET ASSETS AT AUGUST 31, 2003                                                                                    $3,033,809

Shares of beneficial interest issued and outstanding
         - unlimited shares authorized

                                                                                                                          Net asset
                                                                           Net assets         Shares outstanding    value per share

Class A                                                                     $2,373,481                 174,695              $13.59
Class B                                                                        290,999                  21,418               13.59
Class C                                                                        170,326                  12,536               13.59
Class F                                                                         23,223                   1,709               13.59
Class 529-A                                                                     30,553                   2,249               13.59
Class 529-B                                                                     14,447                   1,063               13.59
Class 529-C                                                                     20,160                   1,484               13.59
Class 529-E                                                                      2,025                     149               13.59
Class 529-F                                                                        749                      55               13.59
Class R-1                                                                        1,148                      85               13.59
Class R-2                                                                       43,456                   3,199               13.59
Class R-3                                                                       49,692                   3,657               13.59
Class R-4                                                                        4,927                     363               13.59
Class R-5                                                                        8,623                     635               13.59

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering price per share were $14.12 for each.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended August 31, 2003                       (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                                               $122,515

 Fees and expenses:
  Investment advisory services                                                                     $9,401
  Distribution services                                                                            13,344
  Transfer agent services                                                                           3,590
  Administrative services                                                                             873
  Reports to shareholders                                                                             156
  Registration statement and prospectus                                                               574
  Postage, stationery and supplies                                                                    494
  Trustees' compensation                                                                               41
  Auditing and legal                                                                                   55
  Custodian                                                                                            63
  Federal, state and local taxes                                                                       83
  Other                                                                                                51
  Total expenses before reimbursement                                                              28,725
   Reimbursement of expenses                                                                          146                  28,579
 Net investment income                                                                                                     93,936

NET REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS:
 Net realized gain on investments                                                                                          36,106
 Net unrealized depreciation on investments                                                                               (65,727)
   Net realized gain and unrealized depreciation on investments                                                           (29,621)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                      $64,315

See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                                                  Year ended August 31
                                                                                               2003                    2002
OPERATIONS:
 Net investment income                                                                        $93,936                 $74,979
 Net realized gain on investments                                                              36,106                  13,974
 Net unrealized (depreciation) appreciation on investments                                    (65,727)                 47,773
  Net increase in net assets resulting from operations                                         64,315                 136,726

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                    (103,672)                (76,722)

CAPITAL SHARE TRANSACTIONS                                                                    463,425               1,131,448

TOTAL INCREASE IN NET ASSETS                                                                  424,068               1,191,452

NET ASSETS:
 Beginning of year                                                                          2,609,741               1,418,289
 End of year (including undistributed and distributions in excess of
  net investment income: $104 and $(946), respectively)                                    $3,033,809              $2,609,741

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge     Contingent deferred sales         Conversion feature
                                                  charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Classes A and 529-A       Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                within one year of
                                                purchase without an
                                                initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None              Declines from 5%                Classes B and 529-B
                                                       to zero                       convert to
                                                 for redemptions within           classes A and 529-A,
                                                       six years of               respectively, after
                                                         purchase                     eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

         MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of August 31, 2003, the cost of investment securities for federal income tax purposes was $3,375,689,000.

During the year ended August 31, 2003, the fund reclassified $54,000 from additional paid-in capital and $10,732,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                          (dollars in thousands)

Undistributed net investment income                              $
                                                                      2,455
Short-term and long-term capital loss deferrals                    (45,085)
Gross unrealized appreciation on investment securities
                                                                     46,506
Gross unrealized depreciation on investment securities             (30,193)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $6,079,000, $20,590,000, $4,377,000, $5,664,000, and $8,375,000
expiring in 2004, 2005, 2006, 2008 and 2009 respectively. These numbers reflect the utilization of a capital loss carryforward of $23,848,000. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                  Distributions from ordinary income         Distributions                    Total
                                                              Net          Short-term       from long-term            distributions
Share class(1)                                  investment income       capital gains        capital gains                     paid
Year ended August 31, 2003
Class A                                                  $ 87,846                   -                    -                 $ 87,846
Class B                                                     7,411                   -                    -                    7,411
Class C                                                     4,567                   -                    -                    4,567
Class F                                                       909                   -                    -                      909
Class 529-A                                                   786                   -                    -                      786
Class 529-B                                                   251                   -                    -                      251
Class 529-C                                                   391                   -                    -                      391
Class 529-E                                                    45                   -                    -                       45
Class 529-F                                                    13                   -                    -                       13
Class R-1                                                      16                   -                    -                       16
Class R-2                                                     553                   -                    -                      553
Class R-3                                                     476                   -                    -                      476
Class R-4                                                      87                   -                    -                       87
Class R-5                                                     321                   -                    -                      321
Total                                                   $ 103,672                   -                    -                $ 103,672

Year ended August 31, 2002
Class A                                                  $ 71,057                   -                    -                 $ 71,057
Class B                                                     3,241                   -                    -                    3,241
Class C                                                     1,758                   -                    -                    1,758
Class F                                                       492                   -                    -                      492
Class 529-A                                                    67                   -                    -                       67
Class 529-B                                                    20                   -                    -                       20
Class 529-C                                                    38                   -                    -                       38
Class 529-E                                                     5                   -                    -                        5
Class 529-F                                                     -                   -                    -                        -
Class R-1                                                       1                   -                    -                        1
Class R-2                                                       1                   -                    -                        1
Class R-3                                                       1                   -                    -                        1
Class R-4                                                       1                   -                    -                        1
Class R-5                                                      40                   -                    -                       40
Total                                                    $ 76,722                   -                    -                 $ 76,722

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross investment income and decreasing to 2.00% on such income in excess of $8,333,333. For the year ended August 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.287% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of August 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended August 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services              CRMC           Transfer agent      Commonwealth of
                                                      administrative         services             Virginia
                                                         services                              administrative
                                                                                                  services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class A          $8,014           $3,210        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           2,883             380         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           1,823          Included            $273                $100            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            69            Included              42                  10            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          19            Included              35                  6                  $24
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          105           Included              16                  5                   10
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          162           Included              24                  7                   16
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E           8            Included              2                   -*                   2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           1            Included              1                   -*                  -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1            6            Included              1                   4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           165           Included              33                 186            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           82            Included              25                  36            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4            7            Included              4                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              9                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $13,344           $3,590             $465                $356                 $52
---------------------------------------------------------------------------------------------------------------
* Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                      Reinvestments of
Share class(1)                                                    Sales(2)                     dividends and distributions
                                                            Amount         Shares                     Amount      Shares
Year ended August 31, 2003
Class A                                                $ 1,971,635        142,308                   $ 77,156       5,573
Class B                                                    235,415         16,993                      6,593         476
Class C                                                    200,655         14,488                      3,958         285
Class F                                                     83,107          5,993                        690          50
Class 529-A                                                 26,061          1,882                        765          55
Class 529-B                                                 11,825            853                        246          18
Class 529-C                                                 16,240          1,173                        383          28
Class 529-E                                                  1,562            113                         44           3
Class 529-F                                                    758             55                         12           1
Class R-1                                                    1,680            122                         15           1
Class R-2                                                   56,327          4,062                        524          38
Class R-3                                                   56,226          4,067                        440          32
Class R-4                                                    5,753            415                         83           6
Class R-5                                                    8,811            638                        173          12
Total net increase
   (decrease)                                          $ 2,676,055        193,162                   $ 91,082       6,578

Year ended August 31, 2002
Class A                                                $ 1,569,362        116,488                   $ 58,647       4,377
Class B                                                    170,942         12,686                      2,702         201
Class C                                                    151,843         11,283                      1,425         106
Class F                                                     92,603          6,905                        354          26
Class 529-A                                                  8,913            662                         58           4
Class 529-B                                                  3,468            258                         18           1
Class 529-C                                                  6,938            516                         33           2
Class 529-E                                                    687             51                          5           1
Class R-1                                                      239             18                         -*          -*
Class R-2                                                      569             42                          1          -*
Class R-3                                                      242             18                         -*          -*
Class R-4                                                      102              8                         -*          -*
Class R-5                                                    4,980            371                         27           2
Total net increase
   (decrease)                                          $ 2,010,888        149,306                   $ 63,270       4,720




Share class(1)                                                     Repurchases(2)                 Net increase
                                                                Amount        Shares          Amount       Shares
Year ended August 31, 2003
Class A                                                   $ (1,901,973)     (137,474)      $ 146,818       10,407
Class B                                                       (130,412)       (9,438)        111,596        8,031
Class C                                                       (154,203)      (11,156)         50,410        3,617
Class F                                                        (82,043)       (5,925)          1,754          118
Class 529-A                                                     (4,813)         (348)         22,013        1,589
Class 529-B                                                       (924)          (67)         11,147          804
Class 529-C                                                     (3,001)         (218)         13,622          983
Class 529-E                                                       (244)          (18)          1,362           98
Class 529-F                                                         (6)           (1)            764           55
Class R-1                                                         (690)          (50)          1,005           73
Class R-2                                                      (13,039)         (941)         43,812        3,159
Class R-3                                                       (6,324)         (456)         50,342        3,643
Class R-4                                                         (910)          (66)          4,926          355
Class R-5                                                       (5,130)         (370)          3,854          280
Total net increase
   (decrease)                                             $ (2,303,712)     (166,528)      $ 463,425       33,212

Year ended August 31, 2002
Class A                                                     $ (782,471)      (58,298)      $ 845,538       62,567
Class B                                                        (33,728)       (2,517)        139,916       10,370
Class C                                                        (48,069)       (3,585)        105,199        7,804
Class F                                                        (77,727)       (5,793)         15,230        1,138
Class 529-A                                                        (77)           (6)          8,894          660
Class 529-B                                                         (6)           -*           3,480          259
Class 529-C                                                       (226)          (17)          6,745          501
Class 529-E                                                        (13)           (1)            679           51
Class R-1                                                          (75)           (6)            164           12
Class R-2                                                          (30)           (2)            540           40
Class R-3                                                          (48)           (4)            194           14
Class R-4                                                            -             -             102            8
Class R-5                                                         (240)          (18)          4,767          355
Total net increase
   (decrease)                                               $ (942,710)      (70,247)    $ 1,131,448       83,779


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.



5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,057,898,000 and $2,472,835,000, respectively, during the year ended August 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2003, the custodian fee of $63,000 includes $62,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)

                                                                         Income from investment operations(2)
                                                                                              Net
                                                    Net asset                      gains (losses)                       Dividends
                                                       value,               Net     on securities   Total from          (from net
                                                    beginning        investment    (both realized   investment         investment
                                                    of period            income   and unrealized)   operations            income)
Class A:
 Year ended 8/31/2003                                $13.73              $.42           $(.10)          $.32             $(.46)
 Year ended 8/31/2002                                 13.34               .57              .41           .98              (.59)
 Year ended 8/31/2001                                 12.76               .70              .63          1.33              (.75)
 Year ended 8/31/2000                                 12.63               .77              .09           .86              (.73)
 Year ended 8/31/1999                                 13.39               .77             (.76)          .01              (.77)
Class B:
 Year ended 8/31/2003                                 13.73               .32             (.10)          .22              (.36)
 Year ended 8/31/2002                                 13.34               .48              .41           .89              (.50)
 Year ended 8/31/2001                                 12.76               .61              .63          1.24              (.66)
 Period from 3/15/2000 to 8/31/2000                   12.49               .50              .07           .57              (.30)
Class C:
 Year ended 8/31/2003                                 13.73               .31             (.10)          .21              (.35)
 Year ended 8/31/2002                                 13.34               .47              .41           .88              (.49)
 Period from 3/15/2001 to 8/31/2001                   13.31               .25              .04           .29              (.26)
Class F:
 Year ended 8/31/2003                                 13.73               .42             (.10)          .32              (.46)
 Year ended 8/31/2002                                 13.34               .56              .41           .97              (.58)
 Period from 3/15/2001 to 8/31/2001                   13.31               .29              .04           .33              (.30)
Class 529-A:
 Year ended 8/31/2003                                 13.73               .42             (.10)          .32              (.46)
 Period from 2/20/2002 to 8/31/2002                   13.36               .27              .39           .66              (.29)
Class 529-B:
 Year ended 8/31/2003                                 13.73               .29             (.10)          .19              (.33)
 Period from 2/20/2002 to 8/31/2002                   13.36               .19              .39           .58              (.21)
Class 529-C:
 Year ended 8/31/2003                                 13.73               .29             (.10)          .19              (.33)
 Period from 2/19/2002 to 8/31/2002                   13.36               .22              .36           .58              (.21)
Class 529-E:
 Year ended 8/31/2003                                 13.73               .37             (.10)          .27              (.41)
 Period from 3/7/2002 to 8/31/2002                    13.22               .24              .51           .75              (.24)
Class 529-F:
 Period from 10/11/2002 to 8/31/2003                  13.83               .30             (.15)          .15              (.39)
Class R-1:
 Year ended 8/31/2003                                 13.73               .31             (.10)          .21              (.35)
 Period from 6/13/2002 to 8/31/2002                   13.40               .09              .33           .42              (.09)
Class R-2:
 Year ended 8/31/2003                                 13.73               .31             (.10)          .21              (.35)
 Period from 5/31/2002 to 8/31/2002                   13.37               .10              .38           .48              (.12)
Class R-3:
 Year ended 8/31/2003                                 13.73               .37             (.10)          .27              (.41)
 Period from 6/6/2002 to 8/31/2002                    13.36               .11              .38           .49              (.12)
Class R-4:
 Year ended 8/31/2003                                 13.73               .42             (.10)          .32              (.46)
 Period from 5/28/2002 to 8/31/2002                   13.34               .14              .40           .54              (.15)
Class R-5:
 Year ended 8/31/2003                                 13.73               .46             (.10)          .36              (.50)
 Period from 5/15/2002 to 8/31/2002                   13.27               .17              .48           .65              (.19)




                                                                                                    Ratio of      Ratio of
                                                      Net asset                   Net assets,       expenses    net income
                                                     value, end          Total  end of period     to average    to average
                                                      of period      return(3)  (in millions)     net assets    net assets
Class A:
 Year ended 8/31/2003                                   $13.59          2.29%        $2,374             .76%        3.01%
 Year ended 8/31/2002                                    13.73          7.55          2,256             .80         4.27
 Year ended 8/31/2001                                    13.34         10.70          1,357             .85         5.37
 Year ended 8/31/2000                                    12.76          7.07          1,083             .85         6.13
 Year ended 8/31/1999                                    12.63          (.04)         1,322             .80         5.80
Class B:
 Year ended 8/31/2003                                    13.59          1.58            291            1.46         2.23
 Year ended 8/31/2002                                    13.73          6.80            184            1.50         3.47
 Year ended 8/31/2001                                    13.34          9.94             40            1.51         4.47
 Period from 3/15/2000 to 8/31/2000                      12.76          4.60              3             .71         2.44
Class C:
 Year ended 8/31/2003                                    13.59          1.51            170            1.54         2.19
 Year ended 8/31/2002                                    13.73          6.72            122            1.57         3.37
 Period from 3/15/2001 to 8/31/2001                      13.34          2.19             15             .81         1.97
Class F:
 Year ended 8/31/2003                                    13.59          2.29             23             .75         3.00
 Year ended 8/31/2002                                    13.73          7.51             22             .83         4.16
 Period from 3/15/2001 to 8/31/2001                      13.34          2.53              6             .40         2.35
Class 529-A:
 Year ended 8/31/2003                                    13.59          2.31             31             .68         2.91
 Period from 2/20/2002 to 8/31/2002                      13.73          5.00              9             .92 (5)     3.82
Class 529-B:
 Year ended 8/31/2003                                    13.59          1.38             14            1.63         1.92
 Period from 2/20/2002 to 8/31/2002                      13.73          4.40              3            1.66 (5)     3.16
Class 529-C:
 Year ended 8/31/2003                                    13.59          1.39             20            1.62         1.99
 Period from 2/19/2002 to 8/31/2002                      13.73          4.41              7            1.64 (5)     3.13
Class 529-E:
 Year ended 8/31/2003                                    13.59          1.92              2            1.10         2.48
 Period from 3/7/2002 to 8/31/2002                       13.73          5.76              1             .55         1.78
Class 529-F:
 Period from 10/11/2002 to 8/31/2003                     13.59          1.04              1             .84 (5)     2.49
Class R-1:
 Year ended 8/31/2003                                    13.59          1.49              1            1.52 (6)     1.86
 Period from 6/13/2002 to 8/31/2002                      13.73          3.12              - (4)         .31 (6)      .64
Class R-2:
 Year ended 8/31/2003                                    13.59          1.53             43            1.47 (6)     1.81
 Period from 5/31/2002 to 8/31/2002                      13.73          3.57              1             .38 (6)      .72
Class R-3:
 Year ended 8/31/2003                                    13.59          1.93             50            1.08 (6)     1.80
 Period from 6/6/2002 to 8/31/2002                       13.73          3.68              - (4)         .27 (6)      .83
Class R-4:
 Year ended 8/31/2003                                    13.59          2.30              5             .73 (6)     2.58
 Period from 5/28/2002 to 8/31/2002                      13.73          4.04              - (4)         .20 (6)     1.00
Class R-5:
 Year ended 8/31/2003                                    13.59          2.63              9             .43         3.31
 Period from 5/15/2002 to 8/31/2002                      13.73          4.89              5             .13         1.24


                                                                                    Year ended August 31
                                                                        2003          2002      2001     2000    1999

Portfolio turnover rate for all classes of shares                        82%           95%      44%      63%      81%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.02%, 2.05%, 1.16% and .75% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended August 31, 2003 and .39%, .53%, .35% and .27% for classes R-1, R-2, R-3 and R-4, respectively, during  the period ended August 31, 2002.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES OF THE AMERICAN FUND INCOME SERIES AND SHAREHOLDERS OF U.S. GOVERNMENT SECURITIES FUND:

We have audited the accompanying statement of assets and liabilities of The American Funds Income Series - U.S. Government Securities Fund (the "Fund"), including the investment portfolio, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Fund Income Series - U.S. Government Securities Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Los Angeles, California
October 7, 2003



TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 36% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.